INCOME TAX CREDIT/(EXPENSE) (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX EXPENSE

	2024 A$	2023 A$	2022 A$
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax credit	(12,017,219)	(11,909,252)	(7,163,123)
Tax at the Australian tax rate of 25% (2023: 25% and 2022: 25%)
	(3,004,305)	(2,977,313)	(1,790,781)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	31,044	31,375	109,377
Non-deductible R&D expense subject to R&D tax incentive	1,056,910	919,785	1,116,714
Impairment of goodwill	333,000	461,250	-
Other assessable items	10,687	-	-
Income tax expenses before unrecognized tax losses	(1,572,664)	(1,564,903)	(564,690)

Difference in overseas tax rates	(1,873)	53,673	(79,604)
Over provision in prior years	(124,775)	(454,928)	(348,607)
Temporary differences not recognized	(440,162)	29,979	(301,694)
Research and development tax credit	(496,813)	(404,016)	(599,388)
Tax losses not recognized	2,655,894	2,543,441	1,861,858
Utilization of tax losses not previously recognized	(19,607)	(361,575)	-
Income tax credit	-	(158,329)	(32,125)

SCHEDULE OF NET DEFERRED TAX ASSETS

	2024 A$	2023 A$	2022 A$
Net deferred tax assets
Deferred tax liabilities recognized
Brands and trademarks	(81,698)	(121,901)	(148,013)
Total deferred tax liabilities	(81,698)	(121,901)	(148,013)

Deferred tax assets recognized
Tax losses	81,698	121,901	-
Total deferred tax assets	81,698	121,901	-

Deferred tax assets not recognized

Trade debtor	-	222,144	58,041
Capital raising costs	313,518	582,168	661,863
Intangible assets	1,058,658	1,407,570	1,456,225
Provisions	502,950	342,252	442,383
Total deferred tax assets	1,875,127	2,554,134	2,618,512
Deferred tax liabilities not recognized
Right-of-use assets	(37,102)	(127,388)	(161,787)
Total deferred tax liabilities	(37,102)	(127,388)	(161,787)
Net deferred tax assets on temporary differences not brought to account	(1,838,025)	(2,426,746)	(2,456,725)
Total net deferred tax assets/(liabilities)	-	-	(148,013)

SCHEDULE OF TAX LOSSES
	2024 A$	2023 A$	2022 A$
Tax losses
Unused tax losses for which no deferred tax asset has been recognized	128,351,776	119,096,654	105,287,311
Potential tax benefit	31,040,867	28,539,512	25,275,328
Potential tax benefit @ 26% (Australia)	24,675,913	21,897,732	19,020,914
Potential tax benefit @ 21% (USA)	6,006,091	6,568,458	5,950,299
Potential tax benefit @ 35% (Malta)	339,290	65,895	304,115
Potential tax benefit @ 19% (UK)	19,572	7,427	-